The Millicom Group - A.1.2. Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries (Details) $ in Millions		1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Aug. 29, 2019 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / m	Dec. 31, 2019 USD ($) $ / m	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / m	Dec. 31, 2018	Nov. 12, 2021 USD ($)	Sep. 30, 2020 USD ($)	May 16, 2019 USD ($)	Feb. 20, 2019 USD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Goodwill					$ 4,884	$ 1,659
MIC Tanzania
Disclosure of detailed information about business combination [line items]
Equity decrease by net amount		$ 18
Non-controlling interests derecognized		15.00%
MIC Tanzania | Government of Zanzibar
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired		1.50%
Proportion of ownership interest in subsidiary		15.00%
Guatemala joint ventures
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						55.00%		50.00%
Guatemala joint ventures
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired									45.00%
Consideration transferred, acquisition-date fair value									$ 2,195
Acquisition-date fair value									2,683
Revenue of acquiree since acquisition date					223
Net profit (loss) of acquiree since acquisition date					43
Revenue of combined entity as if combination occurred at beginning of period					1,380
Net profit (loss) of combined entity as if combination occurred at beginning of period					(147)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net									1,294
Property, plant and equipment, net									547
Right of use assets									189
Other non-current assets									5
Current assets (excluding cash)									245
Trade receivables									42
Cash and cash equivalents									199
Assets Recognised As Of Acquisition Date									2,521
Lease liabilities									205
Other debt and financing									417
Other liabilities									280
Liabilities Recognised As Of Acquisition Date									901
Identifiable assets acquired (liabilities assumed)									1,620
Acquisition price									2,195
Implied fair value									4,877
Carrying value of investment in joint venture									2,013
Goodwill recognised as of acquisition date									2,588
Revaluation of previously held interests									670
Goodwill									$ 3,258
Guatemala joint ventures | Trademarks
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net					$ 848
Telefonia Celular de Nicaragua, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired												100.00%
Cash consideration											$ 437
Cash consideration, provisionally adjusted			$ 430	$ 430		$ 426	$ 430
Revenue of acquiree since acquisition date				144
Net profit (loss) of acquiree since acquisition date				$ 5
Revenue of combined entity as if combination occurred at beginning of period							219
Net profit (loss) of combined entity as if combination occurred at beginning of period							(16)
Amortisation of combined entity							$ 12
Telefonia Celular de Nicaragua, S.A. | Market approach | Useful Life, Measurement Input | Land and Buildings | Bottom of range
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, duration							10 years
Telefonia Celular de Nicaragua, S.A. | Market approach | Useful Life, Measurement Input | Land and Buildings | Top of range
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, duration							30 years
Telefonia Celular de Nicaragua, S.A. | Market approach | Land and Buildings, Price per Square Meter, Measurement Input | Land and Buildings | Bottom of range
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, price per square meter | $ / m			2	2			2
Telefonia Celular de Nicaragua, S.A. | Market approach | Land and Buildings, Price per Square Meter, Measurement Input | Land and Buildings | Top of range
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, price per square meter | $ / m			57	57			57
Telefonia Celular de Nicaragua, S.A. | Cost approach | Useful Life, Measurement Input | Core Network | Bottom of range
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, duration							5 years
Telefonia Celular de Nicaragua, S.A. | Cost approach | Useful Life, Measurement Input | Core Network | Top of range
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, duration							27 years
Telefonia Celular de Nicaragua, S.A. | Cost approach | Remaining Useful Life, Measurement Input | Core Network
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, estimated duration							1 year 8 months 12 days
Telefonia Celular de Nicaragua, S.A. | Market approach - Market comparable transactions | Spectrum
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, estimated duration							14 years
Telefonia Celular de Nicaragua, S.A. | Market approach - Market comparable transactions | Discount rate | Spectrum
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets			0.14	0.14			0.14
Telefonia Celular de Nicaragua, S.A. | Market approach - Market comparable transactions | Terminal Growth Rate, Measurement Input | Spectrum
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets			0.025	0.025			0.025
Telefonia Celular de Nicaragua, S.A. | Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, B2B, Measurement Input | Customer Lists
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets			0.012	0.012			0.012
Telefonia Celular de Nicaragua, S.A. | Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, B2C, Measurement Input | Customer Lists
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets			0.029	0.029			0.029
Telefonia Celular de Nicaragua, S.A. | Income approach - Multi-Period Excess Earnings Method | Discount rate | Bottom of range | Customer Lists
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets			0.14	0.14			0.14
Telefonia Celular de Nicaragua, S.A. | Income approach - Multi-Period Excess Earnings Method | Discount rate | Top of range | Customer Lists
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets			0.15	0.15			0.15
Telefonia Celular de Nicaragua, S.A. | Income approach - Multi-Period Excess Earnings Method | EBITDA Margin, Measurement Input | Bottom of range | Customer Lists
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets			0.36	0.36			0.36
Telefonia Celular de Nicaragua, S.A. | Income approach - Multi-Period Excess Earnings Method | EBITDA Margin, Measurement Input | Top of range | Customer Lists
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets			0.41	0.41			0.41
Telefonica Moviles Panama
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired	100.00%											100.00%
Consideration transferred, acquisition-date fair value			$ 587	$ 587			$ 587
Cash consideration	$ 594
Cash consideration, provisionally adjusted										$ 587
Revenue of acquiree since acquisition date			80
Net profit (loss) of acquiree since acquisition date			6
Revenue of combined entity as if combination occurred at beginning of period							158
Net profit (loss) of combined entity as if combination occurred at beginning of period							1
Amortisation of combined entity							3
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Acquisition price			$ 587	$ 587			587
Telefonica Moviles Panama | Cost approach | Useful Life, Measurement Input | Property, Plant and Equipment | Bottom of range
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, duration					3 years
Telefonica Moviles Panama | Cost approach | Useful Life, Measurement Input | Property, Plant and Equipment | Top of range
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, duration					27 years
Telefonica Moviles Panama | Cost approach | Remaining Useful Life, Measurement Input | Property, Plant and Equipment | Bottom of range
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, duration					3 years
Telefonica Moviles Panama | Cost approach | Remaining Useful Life, Measurement Input | Property, Plant and Equipment | Top of range
Disclosure of detailed information about business combination [line items]
Significant unobservable inputs, assets, duration					27 years
Telefonica Moviles Panama | Market approach - Market comparable transactions | EBITDA Margin, Measurement Input | Customer Lists
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets					0.415
Telefonica Moviles Panama | Income approach - Multi-Period Excess Earnings Method | Monthly Churn Rate, B2B, Measurement Input | Customer Lists
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets					0.038
Telefonica Moviles Panama | Income approach - Multi-Period Excess Earnings Method | Discount rate | Bottom of range | Customer Lists
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets					0.098
Telefonica Moviles Panama | Income approach - Multi-Period Excess Earnings Method | Discount rate | Top of range | Customer Lists
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets					0.108
Telefonica de Costa Rica TC, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired												100.00%
Telefonica CAM Acquisitions
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value												$ 1,080
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							$ 16
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Acquisition price												$ 1,080
Cable Onda S.A
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	80.00%